1225067

FORM D

RECEIVED DEC 29 2003 158 SEC MAIL PROCESSING SECTION WASH, D.C.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
6% Subordinated Convertible Debentures

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ☐ check if this is an amendment and name has changed, and indicate change.)
Bolivar Gold Corp.

Address of Executive Offices (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Telephone Number (Including Area Code)
(416) 360-4653

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
(If different from Executive Offices)

Telephone Number (Including Area Code)

Brief Description of Business

Exploration and development of mineral resource properties.

03040959

Type of Business Organization

☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
DEC 29 2003
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 6 Year 9 7 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Iacono, Serafino

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Francisco, Jose

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
de la Campa, Miguel

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Doyle, Robert E.

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Volk, Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hines, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Carrera, Andres

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Wilkinson, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)

110 Yonge Street, Suite 1502, Toronto, Ontario M5C 1T4

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Gold Fields Guernsey Limited

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Royal Bank of Canada, P.O. Box 48, Canada Court, Upland Road, St. Peter Port, Guernsey, Channel Islands GY1 3BQ

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Dundee Wealth Management, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

40 King Street W., 55th Floor, Toronto, Ontario M5H 4A9

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☑

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☑	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

145 King Street W, Suite 1100, Toronto M5H 1J8

Name of Associated Broker or Dealer

Griffiths McBurney & Partners Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐ [AL]	☐ [AK]	☐ [AZ]	☐ [AR]	☐ [CA]	☐ [CO]	☐ [CT]	☐ [DE]	☐ [DC]	☐ [FL]	☐ [GA]	☐ [HI]	☐ [ID]
☐ [IL]	☐ [IN]	☐ [IA]	☐ [KS]	☐ [KY]	☐ [LA]	☐ [ME]	☐ [MD]	☐ [MA]	☐ [MI]	☐ [MN]	☐ [MS]	☐ [MO]
☐ [MT]	☐ [NE]	☐ [NV]	☐ [NH]	☐ [NJ]	☐ [NM]	☑ [NY]	☐ [NC]	☐ [ND]	☐ [OH]	☐ [OK]	☐ [OR]	☐ [PA]
☐ [RI]	☐ [SC]	☐ [SD]	☐ [TN]	☑ [TX]	☐ [UT]	☐ [VT]	☐ [VA]	☐ [WA]	☐ [WV]	☑ [WI]	☐ [WY]	☐ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐ [AL]	☐ [AK]	☐ [AZ]	☐ [AR]	☐ [CA]	☐ [CO]	☐ [CT]	☐ [DE]	☐ [DC]	☐ [FL]	☐ [GA]	☐ [HI]	☐ [ID]
☐ [IL]	☐ [IN]	☐ [IA]	☐ [KS]	☐ [KY]	☐ [LA]	☐ [ME]	☐ [MD]	☐ [MA]	☐ [MI]	☐ [MN]	☐ [MS]	☐ [MO]
☐ [MT]	☐ [NE]	☐ [NV]	☐ [NH]	☐ [NJ]	☐ [NM]	☐ [NY]	☐ [NC]	☐ [ND]	☐ [OH]	☐ [OK]	☐ [OR]	☐ [PA]
☐ [RI]	☐ [SC]	☐ [SD]	☐ [TN]	☐ [TX]	☐ [UT]	☐ [VT]	☐ [VA]	☐ [WA]	☐ [WV]	☐ [WI]	☐ [WY]	☐ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐ [AL]	☐ [AK]	☐ [AZ]	☐ [AR]	☐ [CA]	☐ [CO]	☐ [CT]	☐ [DE]	☐ [DC]	☐ [FL]	☐ [GA]	☐ [HI]	☐ [ID]
☐ [IL]	☐ [IN]	☐ [IA]	☐ [KS]	☐ [KY]	☐ [LA]	☐ [ME]	☐ [MD]	☐ [MA]	☐ [MI]	☐ [MN]	☐ [MS]	☐ [MO]
☐ [MT]	☐ [NE]	☐ [NV]	☐ [NH]	☐ [NJ]	☐ [NM]	☐ [NY]	☐ [NC]	☐ [ND]	☐ [OH]	☐ [OK]	☐ [OR]	☐ [PA]
☐ [RI]	☐ [SC]	☐ [SD]	☐ [TN]	☐ [TX]	☐ [UT]	☐ [VT]	☐ [VA]	☐ [WA]	☐ [WV]	☐ [WI]	☐ [WY]	☐ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, if necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 1,454,821

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payment to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): acquisition, exploration and development costs re: mineral properties	☐ $	☑ $ 1,454,821
	☐ $	☐ $
Column Totals	☐ $	☑ $ 1,454,821
Total Payments Listed (column totals added)	☑ $ 1,454,821	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Bolivar Gold Corp.	[signature]	DEC 17, 2003
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Peter Volk	Corporate Secretary	

Note: All dollar amounts are shown as $U.S. dollars based on a current exchange ratio of Canadian to U.S. Dollars.

Note: *The expenses listed in Part C, Question 4(a) and the adjusted gross proceeds listed in Part C, Question 5 reflect a pro rata allocation based on the percentage of the offering sold in the U.S.*

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)